Cover	Jun. 27, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2025
Entity File Number	001-39569
Entity Registrant Name	SAFETY SHOT, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1061 E. Indiantown Rd.
Entity Address, Address Line Two	Ste. 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	SHOT
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at $8.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at $8.50 per share
Trading Symbol	SHOTW
Security Exchange Name	NASDAQ